INSURANCE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Contracts [Abstract]
Schedule of liabilities under insurance contracts	The following table presents movement in the unearned premium reserve:

(US$ MILLIONS)	2020	2019
Unearned premium reserves, beginning of year	$1,625	$—
Acquisitions through business combinations	—	1,603
Premiums written during the year	744	26
Premiums earned during the year	(521)	(28)
Foreign currency translation	41	24
Unearned premium reserves, end of year	$1,889	1,625
Loss reserves comprise the following:

(US$ MILLIONS)	2020	2019
Case reserves	$78	$69
Incurred but not reported reserves	53	30
Discounting	(1)	(1)
Provisions for adverse deviation	14	7
Total loss reserves	$144	$105
    The following table presents movement in loss reserves and the impact on losses on claims:

(US$ MILLIONS)	2020	2019
Loss reserves, beginning of year	$105	$—
Acquisitions through business combinations	—	104
Claims paid during the year	(50)	(5)
Losses on claims related to the current year	85	5
Favorable development on losses on claims related to prior years	—	—
Foreign currency translation	4	1
Loss reserves, end of year	$144	$105